CONTRACT COSTS	12 Months Ended
Dec. 31, 2018
CONTRACT COSTS
CONTRACT COSTS

10.  CONTRACT COSTS

Movement of contract costs for the year ended December 31, 2018 is as follows:

	2018
	Cost to obtain	Cost to fulfill	Total
At January 1, 2018	193	903	1,096
Amortisation during the year	(62)	(1,094)	(1,156)
Addition current year	274	1,030	1,304
At December 31, 2018	405	839	1,244
Short term portion	(85)	(839)	(924)
Long term portion	320	—	320

There is no provision for impairment of contract costs as of December 31, 2018.